SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
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Number of Reserved and Authorized Shares Under the Equity Incentive Plans

As of December 31, 2018, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2018
Number in thousands
Stock Options outstanding	8,542
RSU outstanding	1,293
PSU outstanding	85
Ordinary shares available for issuance under the Equity Incentive Plans	6,610

Total Reserved and Authorized Shares as of December 31, 2018	16,530

Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2018

Outstanding at beginning of year	13,142	$75.97	$381,022
Granted	2,048	$109.26
Exercised	(6,041)	$59.16
Forfeited	(607)	$84.15

Outstanding at December 31, 2018	8,542	$95.26	101,203

Exercisable at December 31, 2018	4,007	$87.37	70,507

Summary of Restricted Stock Units Activity

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2018
Number in thousands

Unvested at beginning of year	893
Granted	932
Vested	(318)
Forfeited	(214)

Unvested the end of the year	1,293

Summary of Performance Stock Units Activity	A summary of the Company’s PSUs activity is as follows:

Year ended December 31,
2018
Number in thousands

Unvested at beginning of year	175
Vested	(65)
Forfeited	(25)

Unvested the end of the year	85

Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs

Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of operations as follows (in thousands):

	Year ended December 31,
	2018	2017	2016

Cost of revenues	$3,545	$2,741	$2,153
Research and development	17,644	16,233	12,718
Selling and marketing	20,800	18,278	19,168
General and administrative	47,337	50,207	48,693

	$89,326	$87,459	$82,732